UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

(Amendment No. 1)

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/29/2024

Date of reporting period: 02/29/2024

EXPLANATORY NOTE

The Registrant filed an amendment to its Form N-CSR for the period ended February 29, 2024, originally filed with the Securities and Exchange Commission on May 7, 2024 (Accession Number 0001999371-24-005714) ("Initial Filing").

The Registrant is filing this amendment to the Initial Filing to:

a.	amend Note 5 of the footnotes to the financial statements to include disclosures of fees and commissions paid to the administrator and distributor as related parties which were inadvertently excluded in the Initial Filing; and

b.	to provide updated certifications to this amendment to the Initial Filing.

Except for the aforementioned items above, this amendment does not amend, update, or change any other items or disclosures found in the Initial Filing.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Growth Fund, a series of the 360 Funds (the “registrant”), for the fiscal year ended February 29, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund Class A Shares (Ticker Symbol: SRGAX) Class C Shares (Ticker Symbol: SRGCX) Institutional Class Shares (Ticker Symbol: SRGIX) A series of the 360 Funds

ANNUAL REPORT

FEBRUARY 29, 2024

Investment Adviser

Stringer Asset Management, LLC

5050 Poplar Avenue, Suite 1103

Memphis, TN 38157

IMPORTANT NOTE: Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise, visually engaging, and streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but will be available online and filed semi-annually on Form N-CSR; you can also request a copy be delivered to you free of charge. The rule and form amendments have a compliance date of July 24, 2024. Prior to this compliance date and as permitted by current SEC regulations, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

Management’s Discussion of Fund Performance

Dear Shareholders:

We are pleased to announce that Morningstar has given the Stringer Growth Fund Institutional Share Class (SRGIX) a Four Star rating as of January 31, 2024. The Fund ranks in the top quartile of the Tactical category over the trailing 10-year period, outperforming nearly 80% of its peers.

We went into last year prepared for a mild recession in the U.S. and recession in Europe due to the massive policy tightening we expected to see from the U.S. Federal Reserve and the European Central Bank along with the softening of leading economic indicators. Typically, recessionary environments lead to weak stock market returns and falling long-term interest rates.

While we did see some European nations in recession last year, the U.S. economy proved to be more resilient than we had anticipated. Further, though overall earnings for corporate America were soft, a handful of technology-oriented companies showed earnings strength and were significantly rewarded by the markets. This situation led to very narrow stock market leadership, which we are already starting to see shift and broaden. The narrow stock market leadership combined with our more conservative positioning led the Fund to lag the global equity market’s gains.

While we are cautiously optimistic about the U.S. economy and markets in the near-term, we have found opportunities to add to securities that we think have strong potential, especially in light of last year’s narrow market rally that has left many attractive investments by the wayside. We recently purchased shares of Berkshire Hathaway, making it one of the Fund’s largest holdings. We favor Berkshire’s diversified business make up with an emphasis on the insurance industry, which we think offers a combination of attractive potential upside as well as business consistency. In addition, we purchased a hedged equity ETF that invests in a portfolio of U.S. large cap stocks while employing a laddered options strategy that seeks to reduce downside risk in falling markets. Lastly, we purchased several income-oriented ETFs that we expect can both offer downside protection as well as generate significant current income which we think will be an important component of total return going forward as equity market valuations appear to be lofty, in our view.

As a result of these investments, the Fund remains overweight high quality fixed income relative to its all-equity benchmark. Within the Fund’s equity allocation, we are emphasizing U.S. equities over foreign, with very little emerging markets exposure. The Fund remains overweight the health care and energy sectors, the latter overweight coming from investments in Master Limited Partnerships (MLPs) which provide significant yield through operating pipeline businesses across the U.S.

Looking ahead, our work suggests that continued strength in the private sector will drive economic growth in the months to come. One of the most positive drivers of U.S. economic growth has been improvements in real, inflation-adjusted, income growth.

Meanwhile, on the corporate side of the private sector, earnings growth is expected to accelerate and expand beyond the few companies that led last year’s market gains. We may be starting to see these expectations for broader growth in the latest Purchasing Manager Index (“PMI”) data from S&P Global. According to the February 2024 PMI survey, all seven sectors covered in the report showed increases in business activity, up from just four in January 2024. This was the broadest growth seen since May 2022.

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

During the fiscal year ended February 29, 2024, the Fund had a return of 15.10%(a) versus 23.15% for the MSCI ACWI Net Total Return USD Index(b) and 16.21% for the MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend(b). The Fund was ahead of the benchmark, providing downside protection, until the equity market began to rally last fall. Given our expectations for recession ahead, we maintain our more conservative positioning for the time being and look forward to the new opportunities that we think the next business cycle will present.

We actively managed losses to offset realized gains during the year with a focus on tax efficiency. As a result, the Fund distributed no capital gain compared to many peers that distributed much larger gains.

Thank you for your continued trust and support. Please let us know if there is anything we can do to help you.

Respectfully,

Gary Stringer, CFA

President of Stringer Asset Management, LLC

March 27, 2024

(a) The performance information shown is for the Fund’s Institutional Class shares. Please see the Total Return Table on the following pages for performance information on the Fund’s Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges, and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b) MSCI ACWI Net Total Return USD Index (“MSCI”) is a free-float weighted equity index that includes both emerging and developed world markets. Bloomberg Barclays U.S. Aggregate Bond Index (the “Bond Index”) is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. The Fund’s benchmark has been changed to a 65%/35% blend of the MSCI and the Bond Index, respectively (the “Blended Index”), which is considered to be more consistent with the Fund’s moderate risk profile as well as the tactical shifts in equity and fixed income exposures that the Fund has made over time. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

Stringer Growth Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

February 29, 2024 (Unaudited)

(1) The minimum initial investment for the institutional Class shares is $1,000,000.

Returns as of February 29, 2024	One Year Ended February 29, 2024	Five Years Ended February 29, 2024	Ten Years Ended February 29, 2024
Stringer Growth Fund Class A without sales charge	14.85%	6.98%	5.59%
Stringer Growth Fund Class A with sales charge	8.53%	5.78%	4.99%
Stringer Growth Fund Class C without CDSC	13.94%	6.21%	4.81%
Stringer Growth Fund Institutional Class	15.10%	7.24%	5.85%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	16.21%	7.42%	6.38%
MSCI ACWI Net Total Return USD Index	23.15%	10.50%	8.37%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the MSCI ACWI Net Total Return USD Index (“MSCI”) and the MSCI/Bloomberg U.S. Aggregate Bond 65/35 Index Blend (the “Blended Index”). The Adviser chose to change the Fund’s benchmark from the MSCI, used in previous years, to the Blended Index. The Adviser believes that the Blended Index is more consistent with the Fund’s moderate risk profile as well as the tactical shifts in equity and fixed income exposures that the Fund has made over time. The Blended Index is a 65%/35% blend of the MCSI and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the MSCI/Blended Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising these indexes.

Stringer Growth Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

February 29, 2024 (Unaudited)

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid- and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small-and mid-cap stocks, international securities (including emerging markets), and other investments, primarily through investments in ETFs.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 29, 2024 and are subject to change.

STRINGER GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2024	ANNUAL REPORT

COMMON STOCK - 8.57%	Shares	Value

Insurance - 8.57%
Berkshire Hathaway, Inc. - Class B (a)	5,013	$2,052,322

TOTAL COMMON STOCK (Cost $1,776,548)		2,052,322

EXCHANGE-TRADED FUNDS - 88.81%

Asset Allocation Fund - 3.29%
WisdomTree International Quality Dividend Growth Fund	21,142	788,385

Debt Funds - 26.07%
iShares Fallen Angels USD Bond ETF	36,285	963,004
SPDR Bloomberg 3-12 Month T-Bill ETF	19,868	1,975,475
SPDR Portfolio Aggregate Bond ETF	56,500	1,420,975
SPDR Portfolio Short Term Treasury ETF	65,198	1,886,178
		6,245,632
Equity Funds - 59.45%
Global X MLP ETF	20,130	936,246
Health Care Select Sector SPDR Fund	6,823	988,107
Invesco Russell 1000 Dynamic Multifactor ETF	28,238	1,470,635
iShares MSCI International Momentum Factor ETF	20,236	753,791
iShares MSCI International Quality Factor ETF	47,996	1,856,005
iShares MSCI USA Momentum Factor ETF	10,660	1,942,359
JPMorgan Equity Premium Income ETF	21,007	1,196,769
JPMorgan Hedged Equity Laddered Overlay ETF	33,919	1,866,563
Overlay Shares Large Cap Equity ETF	27,336	1,120,776
Technology Select Sector SPDR Fund	5,093	1,054,149
Vanguard Growth ETF	3,115	1,059,194
		14,244,594

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,954,191)		21,278,611

SHORT-TERM INVESTMENTS - 2.66%
Federated Hermes Government Obligations Fund - Institutional Shares, 5.18% (b)	637,218	637,218

TOTAL SHORT-TERM INVESTMENTS (Cost $637,218)		637,218

INVESTMENTS AT VALUE (Cost $21,367,957) - 100.04%		$23,968,151

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04%)		(9,009)

NET ASSETS - 100.00%		$23,959,142

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at February 29, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

February 29, 2024	ANNUAL REPORT

Assets:
Investments, at cost	$21,367,957
Investments, at value	$23,968,151
Receivables:
Interest	2,661
Prepaid expenses	21,055
Total assets	23,991,867

Liabilities:
Payables:
Due to Adviser	33
Accrued distribution (12b-1) fees	4,129
Due to administrator	10,369
Accrued Trustee fees	1,283
Accrued expenses	16,911
Total liabilities	32,725
Commitments and contingencies (a)
Net Assets	$23,959,142

Sources of Net Assets:
Paid-in beneficial interest	$23,633,655
Total distributable earnings	325,487
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$23,959,142

Class A Shares:
Net assets	$5,834,927
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	480,798
Net Asset Value Per Share	$12.14

Maximum Offering Price Per Share (b)	$12.85

Minimum Redemption Price Per Share (c)	$12.02

Class C Shares:
Net assets	$3,577,167
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	298,223
Net Asset Value and Offering Price Per Share	$11.99

Minimum Redemption Price Per Share (d)	$11.87

Institutional Class Shares:
Net assets	$14,547,048
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,196,025
Net Asset Value, Offering and Redemption Price Per Share	$12.16

(a) See Note 5 in the Notes to Financial Statements.

(b) A maximum sales charge of 5.50% is imposed on Class A shares.

(c) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(d) A CDSC of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
STATEMENT OF OPERATIONS

ANNUAL REPORT

For the
Year Ended
February 29, 2024

Investment income:
Dividends	$821,135
Interest	22,459
Total investment income	843,594

Expenses:
Advisory fees (Note 5)	229,413
Distribution (12b-1) fees - Class A (Note 5)	13,447
Distribution (12b-1) fees - Class C (Note 5)	39,004
Accounting and transfer agent fees and expenses (Note 5)	129,519
Registration and filing fees	23,369
Reports to shareholders	22,044
Legal fees	21,576
Trustee fees and expenses	18,745
Miscellaneous	15,075
Audit fees	12,000
Custodian fees	9,832
Insurance	8,330
Compliance officer fees	3,979
Pricing fees	3,008
Non-12b-1 shareholder servicing expense	980
Total expenses	550,321

Less: fees waived (Note 5)	(244,306)
Net expenses	306,015

Net investment income	537,579

Realized and unrealized gain:
Net realized gain on:
Investments	86,344
Net realized gain on investments	86,344

Net change in unrealized appreciation on:
Investments	2,680,372
Net change in unrealized appreciation	2,680,372

Net realized and unrealized gain on investments	2,766,716

Net increase in net assets resulting from operations	$3,304,295

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	February 29, 2024	February 28, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income	$537,579	$329,184
Net realized gain (loss) on investments	86,344	(1,938,644)
Net change in unrealized appreciation (depreciation) on investments	2,680,372	(2,610,791)
Net increase (decrease) in net assets resulting from operations	3,304,295	(4,220,251)

Distributions to shareholders from:
Distributable earnings - Class A	(130,072)	(140,491)
Distributable earnings - Class C	(56,502)	(96,644)
Distributable earnings - Institutional Class	(371,733)	(538,029)
Total distributions	(558,307)	(775,164)

Beneficial interest transactions (Note 3):
Decrease in net assets from beneficial interest transactions	(3,450,970)	(9,398,529)

Decrease in net assets	(704,982)	(14,393,944)

Net Assets:
Beginning of year	24,664,124	39,058,068

End of year	$23,959,142	$24,664,124

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Class A
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	February 29, 2024	February 28, 2023		February 28, 2022	February 28, 2021	February 29, 2020

Net Asset Value, Beginning of Year	$10.83	$12.49		$13.64	$11.42	$11.28

Investment Operations:
Net investment income (a)	0.25	0.13		0.07	0.07	0.09
Net realized and unrealized gain (loss) on investments	1.35	(1.46)		0.78	2.94	0.23
Total from investment operations	1.60	(1.33)		0.85	3.01	0.32

Distributions:
From net investment income	(0.29)	(0.11)		(0.05)	(0.07)	(0.10)
From net realized capital gains	—	(0.22)		(1.95)	(0.72)	(0.08)
Total distributions	(0.29)	(0.33)		(2.00)	(0.79)	(0.18)

Net Asset Value, End of Year	$12.14	$10.83		$12.49	$13.64	$11.42

Total Return (d)	14.85%	(10.63	)%(e)	5.01%	26.60%	2.70%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$5,835	$5,038		$3,953	$4,028	$3,730

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.31%	2.17%		1.98%	2.16%	1.86%
After fees waived and expenses absorbed (b)	1.30%	1.30%		1.30%	1.30%	1.30%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	1.16%	0.27%		(0.18)%	(0.27)%	0.19%
After fees waived and expenses absorbed (b) (c)	2.17%	1.13%		0.50%	0.60%	0.75%

Portfolio turnover rate	80%	103%		105%	212%	68%

(a)	Net investment income per share is based on average shares outstanding for the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any sales loads and contingent deferred sales charges.
(e)	During the year ended February 28, 2023, 0.00% of the Fund’s total return consists of a voluntary reimbursement by the administrator for a loss incurred on a NAV error. Excluding these items, total return would have been (10.63)%.

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Net Asset Value, Beginning of Year	$10.69	$12.30	$13.51	$11.34	$11.19

Investment Operations:
Net investment income (loss) (b)	0.16	0.03	(0.04)	(0.02)	0.00 (a)
Net realized and unrealized gain (loss) on investments	1.32	(1.42)	0.78	2.91	0.23
Total from investment operations	1.48	(1.39)	0.74	2.89	0.23

Distributions:
From net investment income	(0.18)	—	—	—	—
From net realized capital gains	—	(0.22)	(1.95)	(0.72)	(0.08)
Total distributions	(0.18)	(0.22)	(1.95)	(0.72)	(0.08)

Net Asset Value, End of Year	$11.99	$10.69	$12.30	$13.51	$11.34

Total Return (e)	13.94%	(11.28)%	4.29%	25.69%	1.99%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$3,577	$4,551	$8,840	$9,924	$8,380

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (c)	3.06%	2.92%	2.73%	2.91%	2.61%
After fees waived and expenses absorbed (c)	2.05%	2.05%	2.05%	2.05%	2.05%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (c) (d)	0.45%	(0.60)%	(0.95)%	(1.02)%	(0.53)%
After fees waived and expenses absorbed (c) (d)	1.46%	0.27%	(0.27)%	(0.16)%	0.03%

Portfolio turnover rate	80%	103%	105%	212%	68%

(a)	Net investment income (loss) per share was less than $0.01 per share for the years ended February 29, 2020.

(b)	Net investment income (loss) per share is based on average outstanding shares for the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020.

(c)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.

STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
	(Unaudited)

Net Asset Value, Beginning of Year	$10.85	$12.51	$13.65	$11.42	$11.29

Investment Operations:
Net investment income (a)	0.28	0.14	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.34	(1.45)	0.79	2.95	0.22
Total from investment operations	1.62	(1.31)	0.89	3.05	0.34

Distributions:
From net investment income	(0.31)	(0.13)	(0.08)	(0.10)	(0.13)
From net realized capital gains	—	(0.22)	(1.95)	(0.72)	(0.08)
Total distributions	(0.31)	(0.35)	(2.03)	(0.82)	(0.21)

Net Asset Value, End of Year	$12.16	$10.85	$12.51	$13.65	$11.42

Total Return (d)	15.10%	(10.42)%	5.34%	26.98%	2.86%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$14,547	$15,075	$26,265	$16,316	$13,575

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.06%	1.92%	1.73%	1.91%	1.61%
After fees waived and expenses absorbed (b)	1.05%	1.05%	1.05%	1.05%	1.05%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	1.44%	0.40%	0.04%	(0.03)%	0.46%
After fees waived and expenses absorbed (b) (c)	2.45%	1.27%	0.72%	0.83%	1.02%

Portfolio turnover rate	80%	103%	105%	212%	68%

(a)	Net investment income per share is based on average shares outstanding for the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Stringer Growth Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2024

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Exchange-Traded Funds – The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

c)             Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended February 29, 2024, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the year ended February 29, 2024, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2021, 2022 and 2023) and for the year ended February 29, 2024 and has concluded that no provision for income tax is required in these financial statements.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the year ended February 29, 2024.

e)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Stringer Growth Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2024

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Contingent Deferred Sales Charges – For initial purchases of Class A shares of the Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million or more if the dealer’s commission described above was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC fees from Class A redemptions reimbursed to the Adviser during the year ended February 29, 2024.

For initial purchases of Class C shares of the Fund, a broker-dealer's commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. During the year ended February 29, 2024, CDSC fees paid from Class C redemptions of $174 were reimbursed to the Adviser by the Fund.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Stringer Growth Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2024

2.	SECURITIES VALUATIONS (continued)

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 29, 2024.

Financial Instruments – Assets

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(2)	$21,278,611	$—	$—	$21,278,611
Common Stock(2)	2,052,322	—	—	2,052,322
Short-Term Investments	637,218	—	—	637,218
Total Assets	$23,968,151	$—	$—	$23,968,151

(1)       During the year ended February 29, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All ETFs and common stock held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type and common stock by industry, please refer to the Schedule of Investments.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee's fair value determinations and has assigned the Adviser as the Fund's Valuation Designee.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the year ended February 29, 2024 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	104,139	(99,401)	10,896	15,634
Value	$1,172,085	$(1,128,730)	$126,615	$169,970
Class C
Shares	7,106	(139,206)	4,636	(127,464)
Value	$79,716	$(1,546,289)	$53,316	$(1,413,257)
Institutional Class
Shares	200,407	(421,117)	27,577	(193,133)
Value	$2,227,663	$(4,756,348)	$321,002	$(2,207,683)

Stringer Growth Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2024

3.	BENEFICIAL INTEREST TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Fund for the year ended February 28, 2023 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	228,054	(92,381)	12,961	148,634
Value	$2,544,142	$(1,044,315)	$136,483	$1,636,310
Class C
Shares	15,365	(317,689)	9,168	(293,156)
Value	$165,947	$(3,502,161)	$95,443	$(3,240,771)
Institutional Class
Shares	288,490	(1,046,650)	47,477	(710,683)
Value	$3,289,578	$(11,584,531)	$500,885	$(7,794,068)

4.	INVESTMENT TRANSACTIONS

For the year ended February 29, 2024, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$18,955,185	$22,629,693

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% until and through at least June 30, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated without the Board’s approval. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the year ended February 29, 2024, as well as amounts due to (from) the Adviser at February 29, 2024.

Advisory fees earned	$229,413
Fees waived and reimbursed	244,306
Payable to (Due from) Adviser	33

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

February 28, 2025	February 28, 2026	February 28, 2027	Totals
$247,755	$272,136	$244,306	$764,197

Stringer Growth Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2024

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the year ended February 29, 2024, the Fund accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

Service fees accrued	$129,519
Service fees payable	10,369

                Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund. During the year ended February 29, 2024,  commissions of $508 were paid to M3SixtyD.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the year ended February 29, 2024, the Fund accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

Class A	Class C
$13,447	$39,004

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at February 29, 2024 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$21,438,073	$2,551,152	$(21,074)	$2,530,078

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid by the Fund during the fiscal year ended February 29, 2024 were as follows:

Ordinary Income
$558,307

The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2023 were as follows:

Long-Term Capital Gains	Ordinary Income
$526,803	$248,361

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of February 29, 2024, the Fund’s most recent fiscal year-end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$—	$—	$(2,204,591)	$—	$2,530,078	$325,487

Stringer Growth Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2024

6.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of February 29, 2024, the Fund did not elect to defer any post-October or post-December losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2023, the Fund had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

Non-Expiring Short-Term	Non-Expiring Long-Term
$2,019,506	$185,085

During the fiscal year ended February 29, 2024, the Growth Fund utilized $2,204,591 of capital loss carryforwards.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of distributions to paid-in-capital, resulted in reclassifications for the year ended February 29, 2024, as follows:

Distributable Earnings	Paid-in Capital
$14,950	$(14,950)

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Management is currently evaluating the impact of the new rule.

In September 2023, the SEC adopted a final rule relating to "Names Rule" under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Stringer Growth Fund and the
Board of Trustees of 360 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Stringer Growth Fund (the “Fund”), a series of 360 Funds (the “Trust”), including the schedule of investments, as of February 29, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended February 28, 2023 and the financial highlights for each of the four years in the period ended February 28, 2023, have been audited by other auditors, whose report dated April 28, 2023 expressed unqualified opinions on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 29, 2024

Stringer Growth Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

February 29, 2024 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - For the year ended February 29, 2024, the Fund distributed $558,307 as ordinary income. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2024 to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their own tax advisors.

Change in Independent Registered Public Accounting Firm

The Audit Committee of the Board has approved and selected (and the Board has approved) Tait Weller & Baker, LLP (“Tait”) to replace Cohen & Company, Ltd. (“Cohen”) as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended February 29, 2024. Through the past fiscal year and through the date of Cohen’s replacement as auditor of the Fund, the Fund had no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Cohen would have caused Cohen to make reference to the disagreement in a Cohen report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Fund, Cohen’s audit opinions, including for the fiscal year ended February 28, 2023, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Fund, neither the Fund nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested Cohen to furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

Stringer Growth Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

February 29, 2024

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

* The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund's administrator and transfer agent.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009–Present).	Seven	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018

Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999–present): Executive Vice President and Chief Financial Officer, MV Ventures, LLC (real estate developer) (2016 - present).

				Seven	IDX Funds (2015 –2021); FNEX Ventures (2018-2020)
Thomas J. Schmidt YOB: 1963	Trustee and Independent Chairman	Since 2018 Since 2022	Principal, Tom Schmidt & Associates Consulting, LLC (2015–Present)	Seven	Lind Capital Partners Municipal Credit Income Fund (2021–present); FNEX Ventures (2018-2020)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013–present)	Seven	IDX Funds (2015 - 2021)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Stringer Growth Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

February 29, 2024

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Gary W. DiCenzo YOB: 1962	Vice President	Since 2023	Chief Executive Officer, M3Sixty Capital, LLC (2023-Present); Partner, Cognios Capital (investment management firm) (2015-2020), Chief Executive Officer (2015-2019)	N/A	360 Funds Trust (2014–2022); FNEX Ventures (2018–2020); Volt ETF Trust (2021-2022)
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, IDX Funds (2021–2022); Founder, The Yates Law Firm (2018–2020).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Head of Operations, M3Sixty Administration, LLC (2021-present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–2021); Treasurer, Tactical Investment Series Trust (2022-present); Assistant Treasurer, 360 Funds Trust (2017–2021); Chief Accounting Officer, Amidex Funds, Inc. (2003–2020); Assistant Treasurer, IDX Funds (2017–2021; Assistant Treasurer, WP Funds Trust (2017–2021).	N/A	N/A
Tim Easton YOB: 1968	Anti-Money Laundering (“AML”) Officer	Since 2024	Chief Operating Officer, M3Sixty Distributors, LLC (2024 –present); Head of Transfer Agency, M3Sixty Administration, LLC (2022 – present); Self Employed (2020 – 2022); Head of Sales, M3Sixty Administration, LLC (2019 – 2020)	N/A	N/A

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and Interested Trustees do receive compensation directly from certain service providers to the Trust, including M3SixtyD and M3Sixty. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Tom M. Wirtshafter	$3,474	None	None	$3,474
Steven D. Poppen	$3,474	None	None	$3,474
Thomas J. Schmidt	$3,474	None	None	$3,474
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to the seven series of the Trust.

2 Figures are for the year ended February 29, 2024.

Stringer Growth Fund	ANNUAL REPORT

February 29, 2024

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the CDSC imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 09/01/23 through 02/29/24

	Beginning Account Value (09/01/2023)	Annualized Expense Ratio for the Period	Ending Account Value (02/29/2024)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+8.54%)	$1,000.00	1.30%	$1,085.40	$6.74
Class C (+8.08%)	$1,000.00	2.05%	$1,080.80	$10.61
Institutional Class (+8.69%)	$1,000.00	1.05%	$1.086.90	$5.45
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.40	$6.52
Class C	$1,000.00	2.05%	$1,014.70	$10.27
Institutional Class	$1,000.00	1.05%	$1,019.60	$5.27

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Stringer Growth Fund	ANNUAL REPORT

February 29, 2024

Information About Your Fund’s Expenses - (Unaudited)(continued)

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated June 28, 2023 were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.50%
Stringer Growth Fund Class A, after waiver and reimbursement*	1.63%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.25%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.38%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.25%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.38%

* The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act to not more than 1.05% until and through at least June 30, 2025. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board’s approval. Total Gross Operating Expenses (Annualized) during the year ended February 29, 2024 were 2.31%, 3.06% and 2.06% for the Class A, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the year ended February 29, 2024.

Stringer Growth Fund	ANNUAL REPORT

February 29, 2024

Approval of the Investment Advisory Agreement Renewal for the Stringer Growth Fund (Unaudited)

At a meeting held on January 31, 2024 (the “Meeting”), the Board considered the approval of the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Fund.

Legal counsel reviewed with the Board the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. Legal counsel discussed with the Trustees the types of information and factors that they should consider to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest (collectively, the “Material Factors”).

In assessing these factors and reaching its decisions, the Board considered information furnished for its review and consideration throughout the year at Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information in the Adviser’s presentation during the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund from the Adviser; (iii) periodic commentary on the Fund’s performance; (iv) presentations about the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from legal counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the Material Factors set forth above.

The Board also requested and received various informational materials including, without limitation: (i) documents about the Adviser, including its financial condition, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of the Fund’s expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by the Adviser from its relationship with the Fund. In addition, the Board had an extensive discussion with the Adviser regarding the matters discussed below.

(1)       The nature, extent, and quality of the Adviser’s services.

The Board considered the Adviser’s contractual duties and responsibilities. The Board reviewed the services provided by the Adviser to the Fund, including, without limitation, the Adviser’s processes for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow assets, and assist in the distribution of the Fund’s shares. The Board considered the Adviser’s personnel and methods of operating, succession plans, the education and experience of its staff, and its compliance program. The Board also considered the Adviser’s commitment to dedicating appropriate resources to support the Fund’s operations. The Board noted the impact of recent SEC rules on the Fund and the Adviser, including Rules 2a-5 and 18f-4 and amendments to Rule 35d-1. After reviewing the preceding and further information, including the expanded ownership program at the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

Stringer Growth Fund	ANNUAL REPORT

February 29, 2024

Approval of the Investment Advisory Agreement Renewal for the Stringer Growth Fund (Unaudited) (continued)

(2)	Investment Performance of the Fund and the Adviser.

The Board compared the short- and long-term performance of the Fund to its benchmark, comparable funds with similar objectives and size managed by other investment advisers, and peer group indices (e.g., Morningstar category averages). The Board also considered the consistency of the Adviser’s management of the Fund with its investment objective and policies.

The Board considered the peer, benchmark, and category performance of the Fund over various periods. Relative to its benchmark, the MSCI ACWI Net Total Return USD Index, the Fund underperformed for the one-, three-, and five-year periods, each ended December 31, 2023. The Board noted the Adviser’s explanation for the underperformance, which was partly due to the Adviser’s focus on downside protection. The Board noted that while the Adviser’s investment process seeks to limit losses, this downside protection means the Fund will sacrifice upside capture. The Board further noted that the Fund had outperformed its category average and median for the one-year, five-year, and ten-year periods, each as of December 31, 2023. The Board concluded that the Fund’s performance was within a reasonable range of its category. Based on the preceding, the Board concluded that the investment performance information presented for the Fund was satisfactory.

(3)	The costs of the services provided and profits realized by the Adviser from the relationship with the Fund.

The Board considered the Adviser’s staffing, personnel, and operating methods; the Adviser’s financial condition and its level of commitment to the Fund; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered the financial statements of the Adviser and the financial stability and productivity of the firm. The Board considered the Adviser’s strategic plans to manage costs related to its operations. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to its category as of December 31, 2023. The Board noted that the Fund’s management fee was slightly above its respective category averages and median but within a reasonable range in their category. The Board further noted that the Fund’s net expense ratio was below the average and median of its category. The Board concluded that both the net expense ratios and management fees of the Fund were within a reasonable range for their respective categories.

The Trustees recognized that the Fund is smaller than most of its peers, which affects the net expense ratios of the Fund and the Adviser’s ability to provide breakpoints in its management fee. The Trustees noted that regarding the Fund, the Adviser has entered into an expense limitation agreement according to which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, to limit its annual operating expenses (with industry-standard exceptions) to not more than 1.05% through June 30, 2025. The Board also noted that the Adviser realizes a reasonable profit for managing the Fund; the Board considered the Adviser’s profitability analysis as presented in its responses to the Board. Following this analysis, and after further consideration and discussion of the preceding, the Board concluded that the management fee and the Adviser’s profitability were fair and reasonable.

(4)	The extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Board considered the Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increase, the shareholders of the Fund would benefit from the expense limitation arrangement. The Board noted that while a breakpoint schedule in the Advisory Agreement would be beneficial, such a feature only has benefits if the Fund’s assets were enough to realize the effect of the breakpoint. The Board further noted that lower expenses for the Fund’s shareholders are realized immediately with the expense limitation arrangements with the Adviser. The Board further noted that the Fund’s assets were at such levels that the expense limitation arrangement was providing benefits to the Fund’s shareholders. Following further discussion of the Fund’s asset levels, expectations for growth, and expense structure, the Board determined that the Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Fund’s investors.

Stringer Growth Fund	ANNUAL REPORT

February 29, 2024

Approval of the Investment Advisory Agreement Renewal for the Stringer Growth Fund (Unaudited) (continued)

(5)	Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund, the fact that the Adviser does not utilize soft dollars, the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s code of ethics. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to identifying and mitigating possible conflicts of interest were satisfactory.

After additional consideration and discussion among the Board, it determined that the compensation payable under the Advisory Agreement with respect to the Fund was fair, reasonable and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, and it approved the renewal of the Advisory Agreement for the Fund.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5050 Poplar Avenue

Suite 1103

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

M3Sixty Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Tom M. Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,000 with respect to the registrant’s fiscal year ended February 29, 2024 and $11,000 with respect to the registrant’s fiscal year ended February 28, 2023. The February 29, 2024 fees were paid to Tait Weller and Baker, LLP and the February 28, 2023 fees were paid to Cohen & Company, Ltd.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 of Form N-CSR.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,500 with respect to the registrant’s fiscal year ended February 29, 2024 and $2,500 with respect to the registrant’s fiscal year ended February 28, 2023. As it pertains to the February 29, 2024 tax fees, $1,500 of the fees were paid to Tait Weller & Baker, LLP and the services comprising these fees are the preparation of the registrant’s 2024 federal income and excise tax returns; and, $2,000 of the fees were paid to Cohen & Company, Ltd and were to allow Tait Weller & Baker, LLP to review prior year tax returns and workpapers that were prepared by Cohen & Company, Ltd. The February 28, 2023 fees were paid to Cohen & Company, Ltd. and the services comprising these fees were the preparation of the registrant’s 2023 federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4 of Form N-CSR were $0 for the fiscal year ended February 29, 2024 and $0 for the fiscal year ended February 28, 2023.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 of Form N-CSR that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended February 29, 2024 and February 28, 2023 are disclosed in paragraphs (b) through (c) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Letter from the Fund’s former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Fund

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: June 25, 2024